Equity-Based Compensation - Schedule of Employee Stock Performance Activity (2.25x Performance Restricted Shares) (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited shares	0
Vested shares	0
Outstanding shares, Ending balance	0
Units Surrendered for Shares Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PVUs surrendered for unvested Performance Restricted shares of stock (in shares)	4,165,861
Units Surrendered for Shares Plan [Member] | 2.25x Performance Vesting Units Surrendered for 2.25x Performance Restricted Shares [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PVUs surrendered for unvested Performance Restricted shares of stock (in shares)	1,308,752
Units Surrendered for Shares Plan [Member] | 2.25x PVU Employee Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding units, Beginning balance	225,051
Forfeited units	(2,964)
Vested units
Outstanding units, Ending balance
Weighted average fair value of outstanding unvested shares of stock, Ending balance (in USD per share/unit)	$ 21.49
Units Surrendered for Shares Plan [Member] | 2.25x PVU Employee Units [Member] | 2.25x Performance Vesting Units Surrendered for 2.25x Performance Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PVUs surrendered for unvested Performance Restricted shares of stock (in units)	(222,087)
Units Surrendered for Shares Plan [Member] | 2.25x Performance Restricted Shares [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding shares, Beginning balance
Forfeited shares
Vested shares
Outstanding shares, Ending balance	1,308,752
Units Surrendered for Shares Plan [Member] | 2.25x Performance Restricted Shares [Member] | 2.25x Performance Vesting Units Surrendered for 2.25x Performance Restricted Shares [Member] | Common Stock [Member]

Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PVUs surrendered for unvested Performance Restricted shares of stock (in shares)	1,308,752